CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Current assets
Cash	$ 20,028	$ 1,486
Accounts receivable, net	20,469	16,446
Inventory, net	5,011	7,684
Prepaid expenses and other current assets	17,692	19,124
Total current assets	63,200	44,740
Property and equipment, net	43,485	49,231
Software development costs, net	46,433	36,960
Other acquired intangible assets subject to amortization, net	9,240	12,234
Goodwill	47,076	45,705
Other assets	9,589	1,000
Total assets	219,023	189,870
Current liabilities
Accounts payable	20,407	13,662
Accrued expenses	18,119	17,478
Corporate tax and other current taxes payable	3,134	4,665
Deferred revenue, current	7,209	9,593
Other current liabilities	4,420	3,115
Current portion of long-term debt	7,369	10,082
Current portion of capital lease obligations	562	210
Total current liabilities	61,220	58,805
Long-term debt	115,396	402,327
Capital lease obligations, net of current portion	532	165
Deferred revenue, net of current portion	20,144	12,282
Earnout liability	16,728
Derivative liability	964
Other long-term liabilities	6,368	12,362
Total liabilities	221,352	485,941
Commitments and contingencies (See Note 22)
Stockholders' deficit
Preferred stock
Common stock; $0.0001 par value; 49,000,000 shares authorized; 20,402,602 shares and 11,801,369 shares issued and outstanding at September 30, 2017 and September 24, 2016, respectively	2	1
Additional paid in capital	323,429	614
Accumulated other comprehensive income	53,145	33,105
Accumulated deficit	(378,905)	(329,791)
Total stockholders' deficit	(2,329)	(296,071)
Total liabilities and stockholders' deficit	219,023	189,870
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred stock